UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

                      ALLIANCEBERNSTEIN GLOBAL REAL ESTATE
                              INVESTMENT FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


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

AllianceBernstein Global
Real Estate Investment Fund*
February 28, 2007 (unaudited)

Company                                       Shares    U.S. $ Value
--------------------------------------------------------------------
COMMON STOCKS - 97.0%
Real Estate Investment Trusts - 97.0%
Apartments - 15.4%
Apartment Investment & Management
   Co.-Class A                               127,600    $  7,510,536
Archstone-Smith Trust                        151,200       8,529,192
AvalonBay Communities, Inc.                   68,600       9,436,616
Camden Property Trust                         39,400       2,836,012
Equity Residential                           259,900      13,200,321
Essex Property Trust, Inc.                    25,500       3,541,695
Mid-America Apartment Communities, Inc.      143,400       7,919,982
United Dominion Realty Trust, Inc.           206,562       6,744,249
                                                        ------------
                                                          59,718,603
                                                        ------------
Diversified & Others - 12.9%
Alexandria Real Estate Equities, Inc.         88,800       9,340,872
Digital Realty Trust, Inc.                   276,900      10,976,316
Forest City Enterprises, Inc.-Class A        175,100      10,817,678
Vornado Realty Trust                         147,800      18,800,160
                                                        ------------
                                                          49,935,026
                                                        ------------
Health Care - 8.0%
Health Care Property Investors, Inc.         317,893      11,688,925
Nationwide Health Properties, Inc.           145,700       4,819,756
Ventas, Inc.                                 316,954      14,526,002
                                                        ------------
                                                          31,034,683
                                                        ------------
Lodging - 8.0%
Equity Inns, Inc.                            180,200       2,793,100
FelCor Lodging Trust, Inc.                   263,400       6,210,972
Host Hotels & Resorts, Inc.                  435,731      11,451,011
LaSalle Hotel Properties                      69,000       3,065,670
Strategic Hotels & Resorts, Inc.             259,200       5,450,976
Sunstone Hotel Investors, Inc.                65,400       1,853,436
                                                        ------------
                                                          30,825,165
                                                        ------------
Office - 14.0%
Boston Properties, Inc.                      135,500      16,273,550
Brookfield Properties Corp.                  295,750      13,160,875
Corporate Office Properties Trust SBI MD      86,975       4,437,465
Maguire Properties, Inc.                     183,300       7,159,698
PS Business Parks, Inc.                        8,000         576,000
SL Green Realty Corp.                         86,450      12,609,597
                                                        ------------
                                                          54,217,185
                                                        ------------
Other - 1.0%
Highland Hospitality Corp.                   247,900       4,068,039
                                                        ------------
Regional Malls - 13.3%
General Growth Properties, Inc.              203,300      12,895,319
Simon Property Group, Inc.                   254,800      28,726,152
Taubman Centers, Inc.                        167,300       9,949,331
                                                        ------------
                                                          51,570,802
                                                        ------------
Restaurants & Lodging - 1.8%
Starwood Hotels & Resorts Worldwide, Inc.    104,200       6,856,360
                                                        ------------
Self Storage - 5.4%
Public Storage, Inc.                         205,000      20,760,350
                                                        ------------
Shopping Centers - 11.1%
Developers Diversified Realty Corp.          160,200      10,502,712
Federal Realty Investment Trust               40,400       3,655,796
Kimco Realty Corp.                           274,500      13,796,370
Ramco-Gershenson Properties                  208,600       7,447,020
Saul Centers, Inc.                            40,900       2,343,570
Tanger Factory Outlet Centers                133,802       5,376,164
                                                        ------------
                                                          43,121,632
                                                        ------------

Warehouse & Industrial - 6.1%
ProLogis Trust                               358,700      23,720,831
                                                        ------------
Total Common Stocks
   (cost $230,916,482)                                   375,828,676
                                                        ------------

                                            Principal
                                              Amount
                                              (000)
                                            ---------
SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
The Bank of New York
   4.25%, 3/01/07
   (cost $8,900,000)                        $  8,900       8,900,000
                                                        ------------
Total Investments - 99.3%
   (cost $239,816,482)                                   384,728,676
Other assets less liabilities - 0.7%                       2,565,979
                                                        ------------
Net Assets - 100.0%                                     $387,294,655
                                                        ------------

* - Fund formerly known as AllianceBernstein Real Estate Investment Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.


By:   /s/ Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: April 23, 2007


By:   /s/ Joseph J. Mantineo
      --------------------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: April 23, 2007


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